Debt and Capital Lease Obligations - Asset-backed Notes (Details) - USD ($)	9 Months Ended	12 Months Ended
	Oct. 31, 2017	Jan. 31, 2018	Aug. 15, 2017	May 15, 2017	Apr. 30, 2017	Jan. 31, 2017
Debt Instrument [Line Items]
Monthly fee received (annualized) (as percent)		4.75%
Debt face amount		$ 1,154,010,000
Proceeds from issuance of debt		1,133,325,000
Debt Issuance Costs, Net		8,886,000				$ 10,853,000
2016-B Class B Notes [Member]
Debt Instrument [Line Items]
Debt face amount		111,960,000
Proceeds from issuance of debt		$ 108,586,000
Stated interest rate		7.34%
Effective interest rate percentage		8.10%
2017-A Class A Notes [Member]
Debt Instrument [Line Items]
Debt face amount		$ 313,220,000
Proceeds from issuance of debt		$ 304,451,000
Stated interest rate		2.73%
Effective interest rate percentage		5.13%
2017-A Class B Notes [Member]
Debt Instrument [Line Items]
Debt face amount		$ 106,270,000
Proceeds from issuance of debt		$ 103,300,000
Stated interest rate		5.11%
Effective interest rate percentage		5.91%
2017-A Class C Notes [Member]
Debt Instrument [Line Items]
Debt face amount		$ 50,340,000
Proceeds from issuance of debt		$ 48,919,000
Stated interest rate		7.40%
Effective interest rate percentage		8.01%
2017-B Class A Notes [Member]
Debt Instrument [Line Items]
Debt face amount		$ 361,400,000
Proceeds from issuance of debt		$ 358,945,000
Stated interest rate		2.73%
Effective interest rate percentage		4.32%
2017-B Class B Notes [Member]
Debt Instrument [Line Items]
Debt face amount		$ 132,180,000
Proceeds from issuance of debt		$ 131,281,000
Stated interest rate		4.52%
Effective interest rate percentage		5.46%
2017-B Class C Notes [Member]
Debt Instrument [Line Items]
Debt face amount		$ 78,640,000
Proceeds from issuance of debt		$ 77,843,000
Stated interest rate		5.95%
Effective interest rate percentage		6.80%
2015-A Redeemed Notes [Member]
Debt Instrument [Line Items]
Asset-Backed Securities, Redemption Amount				$ 114,100,000
Debt face amount				78,800,000
Asset-baked Securities, Adjustments Amount				35,300,000
Asset-Backed Securities, at Carrying Value					$ 126,300,000
Debt Issuance Costs, Net				$ 2,100,000
2017-A Warehouse Class A Notes [Member]
Debt Instrument [Line Items]
Debt face amount			$ 79,900,000.0
2016-A Redeemed Notes [Member]
Debt Instrument [Line Items]
Asset-Backed Securities, Redemption Amount			102,900,000
Debt face amount			78,600,000.0
Asset-baked Securities, Adjustments Amount			24,300,000
Debt Issuance Costs, Net			$ 500,000
Asset-backed Securities [Member]
Debt Instrument [Line Items]
Monthly fee received (annualized) (as percent)	4.75%